INVESTMENT IN JOINT VENTURE - Balance (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024
Disclosure of joint ventures [line items]
Investment in JCU	$ 19,450		$ 20,663
JCU
Disclosure of joint ventures [line items]
Investment in JCU	$ 19,450	$ 19,450	$ 20,663	$ 20,663